NOTE 26 - Operating Segments: Entity wide disclosures (Tables)	12 Months Ended
Dec. 31, 2025
Tables/Schedules
Entity wide disclosures	Entity wide disclosures
	For the year ended December 31,
External revenue by location	2025	2024
Israel	3,922	2,177
North America	30,586	23,011
	34,508	25,188